Income Tax - Schedule of Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Rate [Abstract]
Loss from ordinary activities before income tax expense	$ (147,489,253)	$ (5,450,213)
Domestic tax rate for the Company	(36,872,314)	(1,231,682)
Non-temporary tax adjustments		1,137,734
Non-deductible fair value adjustments on restructure	32,756,017
Current year deferred tax assets (non-tax losses) not recognised	4,095,259	93,949
Tax rate differential	21,038
Income tax rate